Offerings - Offering: 1	Aug. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.50 per share
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	106.46
Maximum Aggregate Offering Price	$ 1,703,360,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 251,415.94
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of common stock, par value $0.50 per share (“Emerson Common Stock”) of Emerson Electric Co. (the “Registrant”) registered hereunder includes an indeterminable number of shares of Common Stock that become issuable by reason of any share dividend, share split or other similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low sales prices reported for the Common Stock on the New York Stock Exchange on August 5, 2024.